Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common shares / Share Capital	Additional paid-in capital	Subscriptions receivable	Retained earnings (deficit)	Shareholders' equity attributable to shareholders	Non-controlling interests
Balance, beginning of period at Oct. 05, 2011		$ 0	$ 0	$ 0	$ 0		$ 0
Balance, beginning of period (in shares) at Oct. 05, 2011		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		78,432,132
Issuance of common shares		7,843	756,219
Fair value of Founder and advisor warrants			13,627
Fair value of warrants qualifying as shareholders' equity			(13,627)
Share compensation expense			0
Subscriptions due from shareholders				(177,507)
Receipt of subscriptions due from shareholders				0
Net income (loss)	(1,130)				(1,130)
Income attributable to non-controlling interests	(1,130)						0
Contributions							0
Distributions							0
Balance. end of period at Dec. 31, 2011	585,425	7,843	756,219	(177,507)	(1,130)	585,425	0
Balance, end of period (in shares) at Dec. 31, 2011		78,432,132
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		0
Issuance of common shares		0	(197)
Fair value of Founder and advisor warrants			0
Fair value of warrants qualifying as shareholders' equity			0
Share compensation expense			6,408
Subscriptions due from shareholders				0
Receipt of subscriptions due from shareholders				177,507
Net income (loss)	99,401				99,401
Income attributable to non-controlling interests	100,617						1,216
Contributions							58,561
Distributions							0
Balance. end of period at Dec. 31, 2012	928,321	7,843	762,430	0	98,271	868,544	59,777
Balance, end of period (in shares) at Dec. 31, 2012		78,432,132
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		25,456,784
Issuance of common shares		2,546	283,460
Fair value of Founder and advisor warrants			3,747
Fair value of warrants qualifying as shareholders' equity			(3,747)
Share compensation expense			7,611
Net income (loss)	147,223				147,223
Income attributable to non-controlling interests	151,425						4,202
Contributions							26,164
Distributions							(35,129)
Balance. end of period at Sep. 30, 2013	1,364,398	10,389	1,053,501		245,494	1,309,384	55,014
Balance, end of period (in shares) at Sep. 30, 2013		103,888,916
Balance, beginning of period at Dec. 31, 2012	928,321	7,843	762,430	0	98,271	868,544	59,777
Balance, beginning of period (in shares) at Dec. 31, 2012		78,432,132
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		25,456,784
Issuance of common shares		2,546	283,460
Fair value of Founder and advisor warrants			3,747
Fair value of warrants qualifying as shareholders' equity	(3,700)		(3,747)
Share compensation expense			9,800
Subscriptions due from shareholders				0
Receipt of subscriptions due from shareholders				0
Net income (loss)	227,311				227,311
Income attributable to non-controlling interests	233,078						5,767
Contributions							88,320
Distributions							(35,129)
Balance. end of period at Dec. 31, 2013	1,510,396	10,389	1,055,690	0	325,582	1,391,661	118,735
Balance, end of period (in shares) at Dec. 31, 2013		103,888,916
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (in shares)		142,540
Issuance of common shares		14	585
Fair value of Founder and advisor warrants			0
Fair value of warrants qualifying as shareholders' equity			0
Share compensation expense			6,979
Net income (loss)	65,074				65,074
Income attributable to non-controlling interests	70,514						5,440
Contributions							6,151
Distributions							(51,001)
Balance. end of period at Sep. 30, 2014	$ 1,543,638	$ 10,403	$ 1,063,254		$ 390,656	$ 1,464,313	$ 79,325
Balance, end of period (in shares) at Sep. 30, 2014		104,031,456